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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-2865

Columbia Funds Trust IV
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	03/31/06

Date of reporting period:	06/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Columbia Municipal Money Market Fund

		Par ($)	Value ($)
Municipal Bonds - 99.2%
ALASKA - 0.4%
AK Student Loan Corp.
	Series 1995 A, AMT,
	Insured: AMBAC
	5.500% 07/01/05	250,000	250,000
	TOTAL ALASKA		250,000
ARIZONA - 4.1%
AZ Maricopa County Industrial Development Authority
	Sonora Vista II Apartments,
	Series 2003 A, VRDB, AMT,
	LOC: Wells Fargo Bank NA
	2.400% 12/01/39	1,000,000	1,000,000
AZ Phoenix Industrial Development Authority
	Spring Air Mattress Co.,
	Series 1999, VRDB, AMT,
	LOC: JPMorgan Chase Bank
	2.550% 04/01/19	1,430,000	1,430,000
	ARIZONA TOTAL		2,430,000
COLORADO - 6.7%
CO Boulder County
	Boulder Medical Center Project,
	Series 1998, VRDB, AMT,
	LOC: Wells Fargo Bank NA
	2.450% 01/01/17	2,720,000	2,720,000
CO Concord Metropolitan District
	Series 2004,VRDB,
	LOC: Wells Fargo Bank NA
	2.250% 12/01/29	1,300,000	1,300,000
	COLORADO TOTAL		4,020,000
GEORGIA - 6.7%
GA Gainesville & Hall County Exempt Facility Revenue
	Squirrel Creek Basin,
	Series 2002, VRDB, AMT,
	LOC: Wachovia Bank NA
	2.340% 08/01/27	1,500,000	1,500,000
GA Georgia Ports Authority Revenue
	Colonels Island Terminal,
	Series 2003, VRDB, AMT,
	LOC: SunTrust Bank
	2.340% 10/01/23	2,500,000	2,500,000
	TOTAL GEORGIA		4,000,000
ILLINOIS - 7.5%
IL Chicago Enterprise Zone Revenue
	Gas Plus, Inc.,
	Series 2002, VRDB, AMT,
	LOC: Northern Trust Co.
	2.600% 11/01/22	1,550,000	1,550,000

		Par ($)	Value ($)
Municipal Bonds - (continued)
ILLINOIS - (continued)
IL Chicago Solid Waste Disposal Facility Revenue
	Groot Industries, Inc. Project,
	Series 1995, VRDB, AMT,
	LOC: JPMorgan Chase Bank
	2.470% 12/01/15	1,200,000	1,200,000
IL Rockford Industrial Project Revenue
	Fastener Engineers Project,
	Series 1995, VRDB, AMT,
	LOC: KeyBank NA
	2.600% 02/01/15	1,700,000	1,700,000
	ILLINOIS TOTAL		4,450,000
INDIANA - 12.2%
IN Elkhart County Industrial Economic Development Revenue
	Crossroads Apartments LLC,:
	Series 1998 A, VRDB, AMT,
	LOC: FHLB
	2.510% 04/01/28	825,000	825,000
	Hart Housing Group, Inc. Project,:
	Series 1997, VRDB, AMT,
	LOC: Fifth Third Bank NA
	2.450% 01/01/11	1,985,000	1,985,000
IN Indianapolis Multifamily Revenue
	Nora Commons,
	Series 2004 A, VRDB, AMT,
	LOC: ABN AMRO Bank NV
	2.370% 12/01/39	2,500,000	2,500,000
IN La Porte Multi School Building Corp.
	First Mortgage,
	Series 1996,
	Escrowed to Maturity
	Insured: MBIA
	4.850% 07/15/05	745,000	745,588
IN St. Joseph County Industrial Economic Development Revenue
	Pine Oak Apartments LP,
	Series 1997 A, VRDB, AMT,
	LOC: FHLB
	2.410% 06/01/27	1,215,000	1,215,000
	INDIANA TOTAL		7,270,588
IOWA - 1.7%
IA Finance Authority Children’s Services
	Childserve Project,
	Series 2002 B, VRDB,
	LOC: Wells Fargo Bank NA
	2.400% 06/01/17	990,000	990,000
	IOWA TOTAL		990,000
KENTUCKY - 6.0%
KY Jefferson County Industrial Development Revenue

		Par ($)	Value ($)
Municipal Bonds - (continued)
KENTUCKY - (continued)
	Whip Mix Corp. Project,
	Series 1997, VRDB, AMT,
	LOC: National City Bank
	2.520% 06/01/12	820,000	820,000
KY Kenton County Industrial Building Revenue
	Baptist Convalescent Center,
	Series 1998, VRDB,
	LOC: Fifth Third Bank
	2.370% 07/01/18	1,155,000	1,155,000
KY Lexington-Fayette Urban County Airport Corp.
	Series 1998 C, VRDB, AMT,
	Insured: MBIA
	LOC: Credit Local de France
	2.370% 07/01/13	1,600,000	1,600,000
	KENTUCKY TOTAL		3,575,000
MAINE - 3.4%
ME Lewiston Industrial Development Revenue
	Diamond Turnpike Associates LLC,
	Series 1999, VRDB, AMT,
	LOC: Citizens Bank
	2.500% 07/01/14	2,000,000	2,000,000
	MAINE TOTAL		2,000,000
MASSACHUSETTS - 6.1%
MA Andover
	Series 2005,
	3.000% 08/01/05	605,000	605,510
MA Falmouth
	Series 2004,
	3.250% 07/21/05	836,350	836,918
MA Housing Finance Agency
	Series 2005 T, AMT,
	GIC: AIG
	2.700% 01/31/06	1,500,000	1,500,000
MA Quincy
	Series 2004,
	Insured: MBIA
	2.250% 09/01/05	695,000	695,769
	MASSACHUSETTS TOTAL		3,638,197
MICHIGAN - 1.2%
MI Strategic Fund Ltd. Obligation
	LRV Enterprises LLC,
	Series 1996, VRDB, AMT,
	LOC: National City Bank
	2.520% 09/01/21	715,000	715,000
	MICHIGAN TOTAL		715,000
MINNESOTA - 4.1%
MN Bloomington Industrial Development Revenue
	Watkins Pattern Co., Inc.,
	Series 2001, VRDB, AMT,
	LOC: U.S. Bank NA

		Par ($)	Value ($)
Municipal Bonds - (continued)
MINNESOTA - (continued)
	2.500% 07/01/21	1,840,000	1,840,000
MN St. Paul Port Authority Industrial Development Revenue
	Carlson Refrigeration Project,
	Series 1999-4, VRDB, AMT,
	LOC: U.S. Bank NA
	2.500% 09/01/20	605,000	605,000
	MINNESOTA TOTAL		2,445,000
MISSOURI - 2.9%
MO State Health & Educational Facilities Authority Revenue
	Private Education Program,
	Revenue Anticipation Notes:
	Series 2005 C,
	LOC: US Bank NA
	4.000% 04/25/06	1,200,000	1,208,092
	Series 2005 D,
	LOC: US Bank NA
	4.000% 04/25/06	500,000	503,372
	MISSOURI TOTAL		1,711,464
NEVADA - 1.7%
NV Clark County Passenger Facility Charge Revenue
	Las Vegas McCarran International Airport,
	Series 1992 A,
	Insured: AMBAC
	5.950% 07/01/05	1,000,000	1,000,000
	NEVADA TOTAL		1,000,000
NORTH CAROLINA - 1.7%
NC Wake County
	Public Improvement,
	Series 2003 B,
	SPA: Lloyds TSB Bank Plc
	4.000% 04/01/16(a)	1,000,000	1,009,564
	NORTH CAROLINA TOTAL		1,009,564
OHIO - 3.1%
OH Hancock County Industrial Development Revenue
	Koehler Brothers, Inc. Project,
	Series 1999, VRDB, AMT,
	LOC: National City Bank
	2.440% 06/01/14	1,120,000	1,120,000
OH Hancock County Multi-Family Revenue
	Crystal Glen Apartments,
	Series 1998 B, VRDB, AMT,
	LOC: FHLB

		Par ($)	Value ($)
Municipal Bonds - (continued)
OHIO - (continued)
	2.450% 01/01/31	735,000	735,000
	OHIO TOTAL		1,855,000
PENNSYLVANIA - 2.7%
PA Allegheny County Hospital Development Authority Revenue
	Covenant at South Hills,
	Series 2001 B, VRDB,
	LOC: Keybank NA
	2.500% 02/01/08	1,600,000	1,600,000
	PENNSYLVANIA TOTAL		1,600,000
SOUTH CAROLINA - 2.2%
SC Housing Finance & Development Authority
	Arrington Place Apartment LP,
	Series 2001, VRDB, AMT,
	LOC: SunTrust Bank
	2.390% 12/01/33	1,340,000	1,340,000
	SOUTH CAROLINA TOTAL		1,340,000
TENNESSEE - 2.8%
TN Metropolitan Nashville Airport Authority
	Passenger Facility Charge,
	Series 2003, VRDB, AMT,
	LOC: SunTrust Bank
	2.340% 07/01/12	1,700,000	1,700,000
	TENNESSEE TOTAL		1,700,000
TEXAS - 15.6%
TX Arlington Industrial Development Corp.
	Universal Forest Products,
	Series 1999, VRDB, AMT,
	LOC: JPMorgan Chase Bank
	2.440% 07/01/29	1,000,000	1,000,000
TX Brazos River Authority
	Pollution Control Revenue,
	Refunding D-2,
	Series 2001, VRDB, AMT,
	LOC: Wachovia Bank NA
	2.330% 05/01/33	2,550,000	2,550,000
TX Gulf Coast Industrial Development Authority
	Harsco Corp.,
	Series 2000, VRDB, AMT,
	LOC: Wachovia Bank NA
	2.440% 05/01/10	1,500,000	1,500,000
TX San Antonio Electric & Gas Revenue
	Series 2000,
	5.800% 02/01/06	1,715,000	1,746,394
TX State TRAN
	Series 2004,

		Par ($)	Value ($)
Municipal Bonds - (continued)
TEXAS - (continued)
	3.000% 08/31/05	2,500,000	2,505,755
	TEXAS TOTAL		9,302,149
WASHINGTON - 2.9%
WA State Housing Finance Commission
	Mill Plain Crossing Project,
	Series 1988, VRDB,
	LOC: Harris Trust & Savings Bank
	2.400% 01/01/10	700,000	700,000
	Olympic Place Apartments Project A,
	Series 2003, VRDB, AMT,
	LOC: U.S. Bank NA
	2.640% 11/01/36	1,000,000	1,000,000
	WASHINGTON TOTAL		1,700,000
WISCONSIN - 3.1%
WI Kenosha Industrial Development Revenue
	Monarch Plastics, Inc.,
	Series 1994, VRDB, AMT,
	LOC: JPMorgan Chase Bank
	2.470% 12/01/09	875,000	875,000
WI Madison Metropolitan School District
	Series 2004,
	3.000% 09/09/05	1,000,000	1,002,641
	WISCONSIN TOTAL		1,877,641
WYOMING - 0.4%
WY Sweetwater County Environmental Improvement Revenue
	Pacificorp Project,
	Series 1995, VRDB, AMT,
	LOC: Barclays Bank PLC
	2.340% 11/01/25	250,000	250,000
	WYOMING TOTAL		250,000
	Total Municipal Bonds (cost of $59,129,603)		59,129,603
		Shares
Investment Company - 0.2%
	Blackrock Provident Institutional MuniCash Portfolio	117,926	117,926
	Total Investment Company (cost of $117,926)		117,926

Value ($)
Total Investments - 99.4% (cost of $59,247,529)(b)	59,247,529
Other Assets & Liabilities, Net - 0.6%	356,120
Net Assets - 100.0%	59,603,649

Notes to Investment Portfolio:

*	Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.

Investments in other investment companies are valued at net asset value.

(a)	The interest rate shown on floating rate or variable rate securities reflect the rate at June 30, 2005.

(b)	Cost for federal income tax purposes is $59,247,529.

Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit (LOC) with a major bank. The rates listed are as of June 30, 2005.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
TRAN	Tax Revenue Anticipation Note
VRDB	Variable Rate Demand Bond

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust IV

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 29, 2005